Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries. The Company owns 100% of the outstanding shares in all of its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.

Disposal of Subsidiary
Disposal of Subsidiary
The Company accounts for the disposal of a subsidiary when it ceases to control the subsidiary’s assets and liabilities. A gain or loss is recognized and measured as the difference between the fair value of consideration received or to be received and the value of assets, liabilities and equity components de-recognized,
related to that subsidiary when deconsolidated.
On May 31, 2019, the Company completed the sale of FCI to Dialog Semiconductor for a total consideration of approximately US$ 54 million. The Company derecognized the assets and liabilities and recorded a gain of US$12,409 thousand, net of transaction fees on the disposal, which is the difference between the consideration of US$54 million and the US$39,367 thousand carrying value of the subsidiary. US$5,400 thousand of the consideration was withheld and deposited into an escrow account and was classified as restricted assets-current on the consolidated balance sheet as of
December 31, 2020. The escrowed amount was released as of December 31, 2021.
Concentration of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to a significant concentration of credit risk consist principally of cash equivalents and accounts receivable. Cash, cash equivalents are maintained with high quality financial institutions, the composition and maturities of which are regularly monitored by management. The Company believes that the concentration of credit risk in its trade receivables, is substantially mitigated by

Concentration of Credit Risk and Significant Customers
the Company’s credit evaluation process, relatively short collection terms and the high level of credit worthiness of its customers. The Company performs ongoing credit evaluations of its customers’ financial conditions and limits the amount of credit extended based upon payment history and the customer’s current credit worthiness. The Company regularly reviews the allowance for bad debt and doubtful accounts or expected losses during the accounts receivable collection process by considering factors, such as historical write-off
and recovery experience, credit quality, age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. The Company also takes into account reasonable and supportable forecasts of future conditions when evaluating the adequacy of the allowance for doubtful accounts.
Historically, a relatively small number of customers have accounted for a significant portion of our net revenue. Sales to two customers in 2019 and 2021, and one customer in 2020 accounted for 10% or more of our net revenue, representing 31%, 24% and 36% of our net revenue in 2019, 2020 and 2021, respectively. In 2019 and 2021 the significant customers were Micron and Intel and in 2020 was Micron. The Company’s top ten customers in 2019, 2020 and 2021 accounted for approximately 74%, 71% and 76% of net sales, respectively.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amount of the Company’s financial instruments, including cash and cash equivalents, notes and accounts receivable and notes and accounts payables approximates fair value due to the short-term maturity of the instruments. Long-term investments in privately-held companies with no readily determinable market value are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. These investments are measured at cost less impairment, if any, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Any resulting change in carrying amount would be reflected in net income. The Company’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.
Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.

Cash Equivalents
Cash Equivalents
The Company considers all highly liquid instruments acquired with a remaining maturity of three months or less when purchased to be cash equivalents. In addition, time deposits with maturities ranging from more than three months to one year qualifies as cash equivalents because they can be readily converted into known amounts of cash without advance notice with the principal of the time deposits protected and not subject to penalty in an early withdrawal.

Allowance for Doubtful Receivables
Allowance for Doubtful Receivables
An allowance for doubtful receivables is provided based on a review of the collectability of accounts receivables. The Company determines the amount of allowance for doubtful receivables by examining the historical collection experience, current trends in the credit quality of its customers and its internal credit policies as well as current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect a customer’s ability to pay.

Inventories
Inventories
Inventories are stated at the lower of cost or net realizable value for raw materials, work in process and finished goods. Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. The Company assesses its net realizable value of the inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions. In estimating reserves for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and provides reserves for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are recognized and included in the allowance for losses.

Long-term Investments
Long-term Investments
Investee companies over which the Company had the ability to exercise significant influence but did not have a controlling interest and was the primary beneficiary were accounted for using the equity method. Significant influence was generally considered to exist when the Company had an ownership interest in the voting shares of the investee between 20% and 50% and other factors, such as representation in the investee’s board of directors, voting rights and the impact of commercial arrangements, were considered in determining whether the equity method of accounting was appropriate. Under this method of accounting, the Company recorded its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. The Company evaluated its equity method investments for impairment whenever events or changes in circumstances indicated that the carrying amounts of such investments might not be recoverable.
The Company elected to record equity investments without readily determinable fair values and not accounted for by the equity method at cost less impairment and adjusted for subsequent changes in fair value.

Noncurrent Assets Held for Sale
Noncurrent Assets Held for Sale
Noncurrent assets are reclassified as held for sale if they meet the criteria specified in Accounting Standard Codification (“ASC”) 360, “Property, Plant, and Equipment”. When the Company has a change to the plan and decide not to sell, at the time the decision is made, noncurrent assets that were previously classified as held for sale should be reclassified as held and used under property and equipment.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 3 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Land is not depreciated. Depreciation expense on property and equipment were approximately US$12,447 thousand, US$13,562 thousand and US$17,160 thousand for the years ended December 31, 2019, 2020 and 202
1, respectively
.

Upon the sale or other disposal of property and equipment, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is credited or charged to operating income.

Lease
Lease
The Company determines if an arrangement is a lease at inception. Operating lease right-of-use (“ROU”)
assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Operating lease ROU assets also include any initial direct costs and prepayments less lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. As the Company’s leases do not provide an implicit rate, the Company uses its collateralized incremental borrowing rate based on the information available at the lease commencement date, including lease term, in determining the present value of lease payments. Lease expense for these leases is recognized on a straight line basis over the lease term.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill is the excess of the purchase price paid over the fair value of the net tangible and intangible assets acquired in a business combination. Intangible assets, which consist primarily of development technology, are amortized over their estimated useful lives, of 3.5 to 4.5 years.

Impairment of Goodwill and Long-Lived Assets
Impairment of Goodwill and Long-Lived Assets
The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate. See Note 9, “Goodwill and Acquired Intangible Assets,” regarding impairment testing in fiscal year 2019 and 2020.
The Company monitors the recoverability of goodwill recorded in connection with acquisitions, by reporting unit, annually, or sooner if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company conducts its annual impairment test of goodwill on November 30. Reporting units may be operating segments as a whole or an operation one level below an operating segment, referred to as a component.
Estimating fair value is performed by utilizing various valuation approaches, such as income approach or market approach. The total of all reporting unit fair values is also compared to the Company’s market capitalization plus control premium for reasonableness. See Note 9, “Goodwill and Acquired Intangible Assets,” regarding impairment testing.

Other Assets	Other Assets Other assets primarily consist of deposit for Taipei office construction and office leases.
Restricted Assets	Restricted Assets Restricted assets consist of restricted cash, cash set aside as collateral for obtaining foundry capacity and escrow cash received from the sale of an asset.
Other long-term liabilities	Other long-term liabilities Other long-term liabilities primarily consist of noncurrent lease liabilities and unrecognized tax benefit.
Pension Costs
Pension Costs
For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Under the revenue recognition standard of Accounting Standards Codification Topic 606, Revenue from Contracts with Customer (ASC 606), the Company applies the following five-step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.
The Company enters into contracts that may include products that are capable of being distinct and accounted for as separate performance obligations. To date, the majority of the revenue has been generated by sales associated with products, where a single performance obligation is identified in general. Revenue from services has been insignificant. Performance obligations associated with product sales transactions are generally satisfied when control passes to customers upon shipment or the written acceptance of the customers. Accordingly, product revenue is recognized at a point in time when control of the asset is transferred to the customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a product to a customer in an amount that reflects the consideration to which it is entitled in exchange for those goods. Some of the Company’s sales are made to distributors and revenue is recognized when control of a product passes to the distributor upon shipment and terms and payment by the distributor are not contingent on resale of the product.
The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical returns information available, management’s judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory of products the distributors have on hand at the date the price protection is offered. Actual price adjustments to distributors incurred by the Company have been minimal.
The Company provides warranty for its products. Warranty returns have been infrequent and relate to defective or off-specification parts.
The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2019, 2020 and 2021, the Company did not experience significant costs associated with warranty returns.

Research and Development
Research and Development
Research and development costs are expensed as incurred. Research and development expense consists primarily of personnel-related expenses, including stock-based compensation, as well as product masks, IP licensing, design tool and testing costs, equipment depreciation, amortization of intangible assets and an allocated portion of occupancy costs.
Income Taxes
The provision for income tax represents income tax paid and payable for the current year plus changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net

Income Taxes
operating loss carryforwards, research and development credits, and temporary differences. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.
The Company utilizes a two steps approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

Foreign Currency Transactions
Foreign Currency Transactions
Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements
Translation of Foreign Currency Financial Statements
The reporting currency of the Company is the U.S. dollars. The functional currency of some of the Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into U.S. dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of comprehensive income.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income and loss represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner
sources. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2019, 2020 and 2021:

	Year Ended December 31, 2019			Year Ended December 31, 2020			Year Ended December 31, 2021
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	1,173	(678)	495	(92)	(693)	(785)	405	(754)	(349)
Current-period change	(1,265)	(15)	(1,280)	497	(61)	436	(227)	36	(191)

Ending balance	(92)	(693)	(785)	405	(754)	(349)	178	(718)	(540)

Legal Contingencies
The Company is regularly involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss

Legal Contingencies
from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

Earnings Per Share
Earnings Per Share
Basic earnings per share are computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share are computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares and potentially dilutive shares of ordinary shares outstanding during the period. Dilutive shares outstanding include unvested RSUs. Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The effect of dilutive securities of restricted stock units were 475 thousand shares (119 thousand ADSs), 489 thousand shares (123 thousand ADSs) and 563 thousand shares (141 thousand ADSs) for the years ended December 31, 2019, 2020 and 2021, respectively.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation. The value of our restricted stock units is based on the fair value of our shares on the date of grant and expensed over the vesting period.
The fair value of RSUs was measured based on the grant date share price, less the present value of expected dividends during the vesting period, discounted at a risk-free interest rate.

Treasury Stock
Treasury Stock
Treasury stock is stated at cost and shown as a reduction to shareholders’ equity.
The Company retires ordinary shares repurchased. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in
capital and retained earnings based on the average issuance price of the shares repurchased. A repurchase of ADSs is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In December 2019, the FASB issued an accounting update which eliminated certain exceptions to the general principles in ASC 740, such as recognizing deferred taxes for equity investments, the incremental approach to performing intra-period tax allocation, and calculating income taxes in interim periods. The standard also simplified income tax accounting for franchise taxes that are partially based on income, transactions with a government that result in a step-up
in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and enacted changes in tax laws in interim period. This amendment is effective for fiscal years beginning after December 15, 2020. Early adoption is permitted. The adoption of this amendment did not have a material impact on the Company’s results of operations, financial position, cash flows or financial statement disclosures.
In July 2021, the FASB issued an accounting update, which requires lessors to classify leases as operating leases if they have variable lease payments that do not depend on an index or rate and would have selling losses at lease commencement if they were classified as sales-type or direct financing leases. This amendment is effective for fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact that the adoption will have on its results of operations, financial position, cash flows and financial statement disclosures.